ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE	14. ASSETS HELD FOR SALE

The assets classified as held for sale were acquired in the acquisition process of Avon. The changes in the balance for the year ended December 31, 2021 and 2020 are as follows:

	Consolidated
	2021	2020
Balance at the beginning of the year	181,279	199,050
Additions (a)	9,028	25,779
Transfer to property, plant and equipment, other assets and liabilities (b)	(25,779)	(29,610)
Sale (c)	(97,905)	(61,760)
Exchange rate variation	(13,702)	47,820
Balance as of the end of the year	52,921	181,279
a)	During the third quarter of 2021, the subsidiary Avon made its operations in India available for sale.

b)	In the first quarter of 2021, the subsidiary Avon identified new circumstances in the sale transaction of the Saudi Arabia operation, which in 2020 was classified as an available-for-sale asset, which resulted in the reclassification of this transaction from held for sale to property, plant and equipment. At the time of the reclassification, an actual depreciation was recorded, resulting in an immaterial impact on the consolidated financial statements.

c)	During the third and fourth quarters of 2021, the subsidiary Avon completed the sale of the operations located in Spain, India and Saudi Arabia, resulting in a gain of roughly R$14,600.

As of December 31, 2021, the assets held for sale include the subsidiary Avon properties, located in Brazil (on December 31, 2020, they were composed of Saudi Arabia, Brazil and Spain).